Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
Notes Payable
1 1 .	Notes payable
Notes payable represent payables in the form of notes issued by the Company. The notes are endorsed by banks to ensure that noteholders will be paid upon maturity. The Company is required to maintain a certain balance of cash deposit in designated bank accounts for the notes payable outstanding as of December 31, 2020. Such required cash deposit o
f RMB4,494
was classified as restricted cash on the consolidated balance sheet as of December 31, 2020. No such balance of cash deposit was restricted as of December 31, 2021.